Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses
The effect of assumed and ceded reinsurance on premiums written, premiums earned and insurance losses and loss adjustment expenses for the twelve months ended December 31, 2020, 2019 and 2018 was as follows:

	Twelve Months Ended December 31,
	2020	2019	2018
	($ in millions)
Premiums written:
Direct	$2,042.8	$1,956.9	$1,951.2
Assumed	1,660.8	1,485.5	1,495.7
Ceded	(1,120.7)	(1,014.5)	(1,364.9)
Net premiums written	$2,582.9	$2,427.9	$2,082.0

Premiums earned:
Direct	$2,027.1	$1,927.5	$1,940.5
Assumed	1,616.4	1,494.9	1,593.9
Ceded	(1,110.9)	(1,129.1)	(1,319.7)
Net premiums earned	$2,532.6	$2,293.3	$2,214.7

Insurance losses and loss adjustment expenses:
Direct	$1,479.6	$1,415.5	$1,458.9
Assumed	1,134.5	1,147.9	1,196.1
Ceded	(773.3)	(883.7)	(1,082.0)
Net insurance losses and loss adjustment expenses	$1,840.8	$1,679.7	$1,573.0